UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-23651	January 10, 2022

2.	Exact name of investment company as specified in registration statement:

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

3.	Address of principal executive office: (number, street, city, state, zip code)

240 Greenwich Street New York, New York 10286

4.	Check one of the following:

A.	☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

s/ James Bitetto

Name: James Bitetto

Title: Secretary

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

SHAREHOLDER REPURCHASE OFFER NOTICE

January 10, 2022

Dear Shareholder:

Notice is hereby given to shareholders of BNY Mellon Alcentra Opportunistic Global Credit Income Fund (the "Fund") of the Fund's quarterly repurchase offer (the "Repurchase Offer"). This notice is to inform you about the Repurchase Offer. The Fund is a closed-end interval fund that makes quarterly offers to repurchase a portion of its outstanding shares at net asset value per share. Prior to each quarterly repurchase offer, the Fund is required to send notification of the repurchase offer to all of its shareholders. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period. If you are not interested in selling your shares at this time, no action is necessary.

The Fund is making the Repurchase Offer to provide liquidity to shareholders, since the shares of the Fund are not otherwise redeemable and are not traded on a stock exchange. The Fund is making this offer to repurchase up to 5% of its issued and outstanding common shares as of January 31, 2022 pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended. The Fund will not charge a repurchase fee on shares that are accepted for repurchase in the Repurchase Offer. Any sale of shares to the Fund pursuant to this Repurchase Offer will be a taxable event. Please consult your financial advisor or tax advisor for more information.

The Repurchase Offer period commences on January 10, 2022 and ends (unless suspended or postponed) at the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time), on January 31, 2022 (the "Repurchase Request Deadline"). Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and, if applicable, the Repurchase Request Form.

If you wish to tender your shares pursuant to the Repurchase Offer, you can do so in one of the following two ways:

1.	If your shares are held through a financial intermediary, such as a bank, broker or other nominee, please ask your financial intermediary to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial intermediary. Please consider your intermediary's processing time that may be needed prior to the Repurchase Request Deadline.

2.

If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), please complete, sign and date the accompanying Repurchase Request Form. Prior to the Repurchase Request Deadline, please mail your request to:

BNY Mellon Alcentra Opportunistic Global Credit Income Fund – Institutional Shares (0823)

P.O. Box 9879

Providence, RI 02940-8079

Your request must be received in good order by the Fund's transfer agent. Delivery to an address other than that shown above does not constitute valid delivery.

If you wish to tender any of your shares pursuant to the Repurchase Offer and are unsure where your account is held, refer to your account statement to determine how your shares are registered and whom to contact.

IMPORTANT All repurchase requests must be received in good order prior to the Repurchase Request Deadline.

Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the date on which payment for repurchased shares is made. See "Payment for Shares Repurchased" in the attached Repurchase Offer Statement.

If you have any questions, please refer to the Fund's Repurchase Offer Statement, Repurchase Request Form (if applicable), or contact your bank, broker or other financial intermediary which holds your shares. If your account is held directly with the Fund, you may contact the Fund at 1-800-373-9387.

James Bitetto

Secretary of the Fund

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

REPURCHASE OFFER STATEMENT

January 10, 2022

1. The Offer. BNY Mellon Alcentra Opportunistic Global Credit Income Fund (the "Fund") is offering to repurchase for cash up to 5% of its issued and outstanding common shares of beneficial interest (the "Shares") as of the Repurchase Request Deadline (as defined below) (the "Repurchase Offer Amount") at a price equal to the net asset value ("NAV") of the applicable class of Shares as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("NYSE Close") on the Repurchase Pricing Date (as defined below), upon the terms and conditions set forth herein, which terms constitute the "Offer". This Offer is made to holders of record of the Fund's shares as of December 30, 2021. As of that date, the Fund had only issued 8,000 Institutional Shares in exchange for $100,000 in seed capital from an affiliate of the Fund's investment adviser.

The purpose of the Offer is to provide liquidity to shareholders of the Fund. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Fund does not currently charge a transaction fee to repurchase Shares. However, if your Shares are held for you by your financial intermediary, such as a bank, broker or other nominee ("Financial Intermediary"), such Financial Intermediary may charge a transaction fee for submitting a repurchase request for you.

2. Net Asset Value. The NAV of Institutional Shares of the Fund as of the NYSE Close on January 6, 2022 was $12.50 per Share. No Class A-1 Shares of the Fund were issued and outstanding as of that date and no such Shares will be repurchased in the Offer.

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate, and the NAV of the Shares on the Repurchase Pricing Date could be lower or higher than the NAV of the Shares on the date you submit your repurchase request. You may contact the Fund at 1-800-373-9387 for the Fund's most current NAV per Share.

3. Repurchase Request Deadline. If you own Institutional Shares through a direct shareholder account held with the Fund, your Repurchase Request Form must be received in properly completed form on behalf of the Fund, at the address indicated therein on or before the NYSE Close on January 31, 2022 (the "Repurchase Request Deadline"). If you hold your Institutional Shares or Class A-1 Shares through a Financial Intermediary, you will need to ask your Financial Intermediary to submit a repurchase request on your behalf by the Repurchase Request Deadline. Your Financial Intermediary will tender the Shares you wish to tender to the Fund on your behalf.

The Repurchase Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in properly completed form to the Fund, or in the form requested by your Financial Intermediary, by the Repurchase Request Deadline or (ii) your Financial Intermediary fails to submit your request to the Fund by the Repurchase Request Deadline or such later time as may be agreed to by the Fund and such Financial Intermediary, then the Fund will not repurchase your Shares in the Offer. You may withdraw or change your repurchase request at any point before the Repurchase Request Deadline as described in paragraph 8 below.

4. Repurchase Pricing Date. The Fund anticipates that the NAV per Share for the Offer will be determined as of the NYSE Close on January 31, 2022 (the "Repurchase Pricing Date"), the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen days (or the next business day, if the 14th day is not a business day) following the Repurchase Request Deadline. If the Fund elects to use a Repurchase Pricing Date that is later than the Repurchase Request Deadline, there is a risk that the NAV per Share will fluctuate between those dates.

5. Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to the Offer will be made on a day (the "Payment Date") not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Payment Date.

6. Change in Number of Shares Repurchased. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Offer, purchase all Shares so tendered. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is greater than the Repurchase Offer Amount, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro Rata Repurchase. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline exceeds the number of Shares that the Fund is offering to repurchase (including the Repurchase Offer Amount and any increase over the Repurchase Offer Amount, if the Fund has elected to increase the number of Shares that the Fund is offering to repurchase as described in paragraph 6 above), the Fund will repurchase the Shares tendered on a pro rata basis. The number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by an equal percentage. If any Shares that you wish to tender to the Fund are not repurchased in the Offer due to proration, you will have to wait until the next quarterly repurchase offer to submit your Shares for repurchase by the Fund, and you will have to submit a new repurchase request. Any subsequent repurchase requests made in future quarterly repurchase offers by shareholders whose Shares are not repurchased in the Offer because of proration will not be given any priority over other shareholders' requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in the Offer or in any subsequent repurchase offer. The NAV of your Shares is likely to fluctuate between repurchase offers.  The Fund reserves the right to repurchase Shares, including on an involuntary basis, as provided for in its prospectus under "Periodic Repurchase Offers—Involuntary Repurchases" in connection with this Offer on the same terms as provided for herein. There is no assurance that you will be able to sell as many of your Shares as you desire to sell in the Offer or in any subsequent repurchase offer.

8. Modification or Withdrawal of Shares to be Repurchased. If your Shares are held at your Financial Intermediary, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to your Financial Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Financial Intermediary with sufficient notice prior the Repurchase Request Deadline. If you have a direct shareholder account held with the Fund (i.e., you receive account statements directly from the Fund), repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to the Transfer Agent at the address indicated in the enclosed Repurchase Request Form, and the Transfer Agent must receive the notice before the Repurchase Request Deadline.

9. Repurchase Fees. The Fund will not charge a repurchase fee on Shares that are accepted for repurchase in the Offer. The Fund is, however, permitted to charge a repurchase fee of up to 2% of the value of the Shares repurchased in a repurchase offer, and may choose to introduce a repurchase fee for subsequent repurchase offers at any time. Such repurchase fee would be reasonably intended to compensate the Fund for expenses directly related to the repurchase. Additionally, if your Shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

10. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone the Offer only by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, and only: (a) if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"); (b) for any period during which the NYSE or any other market in which any securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Fund shareholders. You will be notified if the Fund suspends or postpones the Offer.

11. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult with your tax advisor regarding any specific consequences, including potential state and local tax consequences, of participating in the Offer. Generally, any tender of Shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the Shares have been held by you.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding on all parties. None of the Fund, the Transfer Agent or any other person will (i) be under any duty to give notification of any defects or irregularities in any notice of withdrawal, or (ii) incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Offer. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the Fund, its principal underwriter, its investment adviser or its sub-investment adviser, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, its Board of Trustees, its investment adviser or any affiliates of the foregoing make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares pursuant to the Offer. Each shareholder of the Fund is urged to read and evaluate the Repurchase Offer Statement and Repurchase Request Form (in the case of direct shareholders) carefully. Each shareholder must make its own independent decision whether to tender Shares pursuant to the Offer and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to the Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Fund's current Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund or its affiliates.

Shares tendered pursuant to the Offer will earn dividends declared to shareholders of record only through the Payment Date.

For the most current NAV of the Fund's Shares and other information, please contact your Financial Intermediary who holds your Shares or contact the Fund directly at 1-800-373-9387.

Date: January 10, 2022

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

REPURCHASE REQUEST FORM

U.S.-based employees of The Bank of New York Mellon Corporation, board members of BNY Mellon Investment Adviser, Inc. and board members of funds in the BNY Mellon Family of Funds, and the spouse, domestic partner or minor child of any of the foregoing, who have an account held directly with the Fund would use this form to request a repurchase of shares of the Fund pursuant to a quarterly repurchase offer. Contact your financial intermediary if your account is not held with the Fund (check your account statement if you are unsure where your account is).

If you need assistance completing this form, please call us at 1-800-896-8172

Instructions

•	Use this form to request a repurchase of shares of BNY Mellon Alcentra Opportunistic Global Credit Income Fund only if your account is held with the Fund.
•	This form must be RECEIVED IN GOOD ORDER by the Fund no later than 4:00 p.m. Eastern Time on the Repurchase Request Deadline. Repurchase requests received by the Fund cannot be revoked after the Repurchase Request Deadline.
•	Any request received outside of an active tender period or requests for future tender periods will be returned.
•	Review the Shareholder Repurchase Offer Notice for additional details, however if you have any questions we encourage you to call us for assistance at 1-800-896-8172.
•	If the proceeds of this repurchase are to be reported under a Taxpayer Identification Number other than the one listed on the account, please call 1-800-896-8172.
•	Print clearly in blue or black ink. Please complete all sections and sign this form.
•	Mail completed form to:

BNY Mellon Alcentra Opportunistic Global Credit Income Fund
Institutional Shares (0823) P.O. Box 9879 Providence, RI 02940-8079
Please send registered, certified and overnight mail to
BNY Mellon Alcentra Opportunistic Global Credit Income Fund
Institutional Shares (0823) 4400 Computer Drive Westborough, MA 01581

•	Send originals only. No copies or facsimiles. You may wish to keep a copy for your files.

1.	ACCOUNT HOLDER INFORMATION

Account Number

Street Address

Account Name

City	State	Zip Code

❏ Please check this box if you would like to update the address on your account to the above. Please note P.O. boxes are not allowed. If you are using this form to change the address on your account and to request a repurchase of shares of the Fund, your signature(s) must be Medallion Signature Guaranteed.

2.	AMOUNT OF REPURCHASE REQUEST

I would like to request a repurchase as follows:

$----------------------------------------or ❏ Entire Balance

Dollar/Share Amount

3.	DELIVERY INSTRUCTIONS

❏ Make check payable as shown on account's registration and mail to the address of record.

Your signature must be Medallion Signature Guaranteed* if you are requesting your proceeds be sent to an address of record that has been changed within the last 30 days (including any change to the address of record noted in Section 1 above).

a.	Send the proceeds directly to my bank account currently on file:
i.	Wire ❏ Automated Clearing House (ACH)

The Fund does not charge a fee for sending proceeds via wire or ACH but your bank may charge a fee for receiving a wire or ACH. Please contact your bank with regard to any fees associated with your bank account.

b.	Send proceeds to an alternate bank account via wire:
Bank Name:____________________________________________________

ABA Routing Number:______________________________________________

Bank Account Number: ____________________________________________

Name(s) on Bank Account:__________________________________________

❏ Please add or update the banking information for my account(s) noted in Section 2. Note: When checking this box, you must also attach a pre-printed, voided check for your bank.

Your signature must be Medallion Signature Guaranteed.*

The Fund does not charge a fee for sending proceeds via wire or ACH but your bank may charge a fee for receiving a wire or ACH. Please contact your bank with regard to any fees associated with your bank account.

PLEASE ATTACH PRE-PRINTED VOIDED CHECK HERE.

4.	ACKNOWLEDGEMENT AND SIGNATURES

______________________________________________________ Signature of Account Owner/Custodian	______________________________________________________ Signature of Joint Owner (if any)

______________________________________________________ Print Name	______________________________________________________ Print Name

______________________________________________________ Phone Number	______________________________________________________ Phone Number

______________________________________________________ Cell Phone Number	______________________________________________________ Cell Phone Number

______________________________________________________ Date	______________________________________________________ Date

Medallion Signature Guarantee* By: Your signature(s) must be guaranteed here as described below.

Your signature(s) must be guaranteed here as described below if:

1.	The proceeds are being sent to a bank account currently not on file.
2.	The proceeds are being sent to an address of record that has been changed within the last 30 days (including any change being requested on this form).

*Medallion Signature Guarantees: BNY Mellon Transfer, Inc. (Transfer Agent) has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP) and the Stock Exchanges Medallion Program (SEMP). Notarization by a Notary Public is not an acceptable guarantee.

© 2022 BNY Mellon Securities Corporation